Investment income and financing costs (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Investment income:
Amortised cost	€ 286	€ 339	€ 426
Fair value through profit and loss	147	24	20
Foreign exchange		322	28
Investment income	433	685	474
Items in hedge relationships:
Other loans	17	74	170
Interest rate and cross-currency interest rate swaps	(414)	(128)	(235)
Fair value hedging instrument	(8)	48	22
Fair value of hedged item	10	(36)	(16)
Other financial liabilities held at amortised cost:
Bank loans and overdrafts	336	317	419
Bonds and other liabilities	1,567	885	1,243
Interest (credit) /charge on settlement of tax issues	(1)	(11)	47
Fair value through profit and loss:
Derivatives - options, forward starting swaps and futures	391	(75)	(244)
Foreign exchange	190
Foreign exchange gain (loss)	(2,277)	476	(231)
Financing costs	2,088	1,074	1,406
Net financing costs	1,655	389	932
Net foreign exchange loss	€ 305	€ 187	€ 272